Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to fair value share units

As at December 31, 2014	Encana US$ Share Units	Encana C$ Share Units
Risk Free Interest Rate	1.01%	1.01%
Dividend Yield	2.02%	1.91%
Expected Volatility Rate	30.66%	29.11%
Expected Term	1.5 yrs	1.7 yrs
Market Share Price	US$13.87	C$16.17

As at December 31, 2013	Encana US$ Share Units	Encana C$ Share Units	Cenovus C$ Share Units
Risk Free Interest Rate	1.09%	1.09%	1.09%
Dividend Yield	1.55%	1.50%	3.18%
Expected Volatility Rate	33.20%	30.42%	27.75%
Expected Term	1.8 yrs	1.7 yrs	0.1 yrs
Market Share Price	US$18.05	C$19.18	C$30.40

Amounts Recognized For Share-Based Payment Transactions

For the years ended December 31	2014	2013	2012
Compensation Costs of Transactions Classified as Cash-Settled	$25	$63	$42
Compensation Costs of Transactions Classified as Equity-Settled (1)	(2)	3	5
Total Share-Based Compensation Costs	23	66	47
Less: Total Share-Based Compensation Costs Capitalized	(6)	(22)	(14)
Total Share-Based Compensation Expense	$17	$44	$33
Recognized on the Consolidated Statement of Earnings in:
Operating expense	$12	$18	$13
Administrative expense	5	26	20
	$17	$44	$33
(1) RSUs may be settled in cash or equity as determined by Encana. The Company’s decision to cash settle RSUs was made subsequent to the original grant date.

Liability for Share-Based Payment Transactions

For the years ended December 31	2014	2013	2012
Liability for Cash-Settled Share-Based Payment Transactions:
Unvested	$78	$121	$85
Vested	21	48	71
	$99	$169	$156

Schedule Of Outstanding Deferred Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2014	2013

Outstanding, Beginning of Year	1,027	974
Granted	152	106
Converted from HPR awards	-	37
Units, in Lieu of Dividends	14	41
Redeemed	(302)	(131)
Outstanding, End of Year	891	1,027

Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	22,512	23.11	17,168	27.84
Granted	5,271	20.57	9,709	18.08
Exercised - SARs	(1,443)	19.84	(1)	19.90
Exercised - Options	(1)	18.06	-	-
Forfeited	(4,656)	23.16	(2,663)	26.60
Expired	(1,282)	29.06	(1,701)	36.60
Outstanding, End of Year	20,401	22.30	22,512	23.11
Exercisable, End of Year	9,951	25.40	9,360	27.84

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2014	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	7,108	3.16	18.10	1,853	18.12
20.00 to 29.99	9,057	3.09	21.05	3,862	21.63
30.00 to 39.99	4,236	0.61	32.03	4,236	32.03
	20,401	2.60	22.30	9,951	25.40

Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	527	26.29	2,025	29.75
Exercised - SARs	(499)	26.29	(885)	28.81
Exercised - Options	(4)	26.39	(6)	29.32
Forfeited	-	-	(14)	31.16
Expired	(24)	26.38	(593)	34.21
Outstanding, End of Year	-	-	527	26.29
Exercisable, End of Year	-	-	527	26.29

Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,125	25.74	4,879	32.44
Granted	-	-	935	18.00
Forfeited	(61)	29.04	(453)	29.12
Expired	(2,129)	29.04	(2,236)	36.44
Outstanding, End of Year	935	18.00	3,125	25.74
Exercisable, End of Year	-	-	2,190	29.04

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2014		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	935	3.45	18.00	-	-
	935	3.45	18.00	-	-

Performance Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	953	26.27	3,205	29.00
Exercised - SARs	(908)	26.27	(1,466)	28.72
Exercised - Options	(5)	26.27	(9)	29.69
Forfeited	(1)	26.27	(13)	26.27
Expired	(39)	26.27	(764)	32.96
Outstanding, End of Year	-	-	953	26.27
Exercisable, End of Year	-	-	953	26.27

Stock Appreciation Rights (SARs) [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	230	26.42	1,027	31.25
Exercised	(212)	26.35	(385)	28.38
Forfeited	(2)	29.04	(23)	33.62
Expired	(16)	26.95	(389)	36.82
Outstanding, End of Year	-	-	230	26.42
Exercisable, End of Year	-	-	230	26.42

Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,181	29.04	2,455	32.20
Forfeited	(17)	29.04	(239)	29.48
Expired	(1,164)	29.04	(1,035)	36.44
Outstanding, End of Year	-	-	1,181	29.04
Exercisable, End of Year	-	-	1,181	29.04

Performance Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	385	26.27	1,319	28.74
Exercised	(365)	26.27	(631)	28.32
Forfeited	-	-	(9)	26.47
Expired	(20)	26.27	(294)	32.96
Outstanding, End of Year	-	-	385	26.27
Exercisable, End of Year	-	-	385	26.27

Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2014	2013

Unvested and Outstanding, Beginning of Year	1,134	961
Granted	457	856
Deemed Eligible to Vest	(211)	(552)
Units, in Lieu of Dividends	18	40
Forfeited	(176)	(171)
Unvested and Outstanding, End of Year	1,222	1,134

Schedule Of Outstanding Restricted Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2014	2013

Unvested and Outstanding, Beginning of Year	5,130	1,966
Granted	2,785	3,873
Units, in Lieu of Dividends	94	205
Vested and Released	(1,368)	-
Forfeited	(754)	(914)
Unvested and Outstanding, End of Year	5,887	5,130

Canadian Dollar [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	730	29.11	1,843	33.79
Forfeited	(20)	29.91	(156)	30.02
Expired	(710)	29.09	(957)	37.98
Outstanding, End of Year	-	-	730	29.11
Exercisable, End of Year	-	-	730	29.11

United States Of America Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2014	2013

Unvested and Outstanding, Beginning of Year	363	693
Granted	167	192
Deemed Eligible to Vest	(173)	(474)
Units, in Lieu of Dividends	4	14
Forfeited	(83)	(62)
Unvested Outstanding, End of Year	278	363

Schedule Of Outstanding Restricted Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2014	2013

Unvested and Outstanding, Beginning of Year	3,475	1,596
Granted	1,767	2,458
Units, in Lieu of Dividends	51	139
Vested and Released	(1,071)	-
Forfeited	(1,112)	(718)
Unvested and Outstanding, End of Year	3,110	3,475

United States Of America Dollars [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2014		2013
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	14,930	23.79	12,165	26.50
Granted	3,139	19.10	5,048	17.95
Exercised	(1,095)	19.96	(2)	17.95
Forfeited	(4,667)	23.49	(2,281)	25.30
Expired	(43)	26.04	-	-
Outstanding, End of Year	12,264	23.04	14,930	23.79
Exercisable, End of Year	7,310	25.97	7,328	27.32

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2014	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	5,110	3.60	18.20	760	17.97
20.00 to 29.99	3,530	2.13	21.75	2,926	21.66
30.00 to 39.99	3,624	0.58	31.13	3,624	31.13
	12,264	2.28	23.04	7,310	25.97